11. RECOVERABLE AND INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RecoverableTaxesLineItems [Line Items]
Provision for losses	R$ (185.0)	R$ (169.5)	R$ (164.6)
Current tax assets	3,702.9	3,147.1
Current	560.4	728.9
Non-current	3,142.5	2,418.2
Current tax assets	522.8	528.3
Provision for losses	(9.0)	(9.0)
Current tax assets	513.8	519.3
Current	506.5	499.3
Non-current	7.3	20.0
State ICMS ("VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	1,632.1	1,681.9
Provision for losses	(141.0)	(122.9)	(114.3)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	946.4	430.2
Provision for losses	(17.4)	(19.7)	(19.9)
IPI ("Federal VAT") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	836.7	791.2
Provision for losses	(13.6)	(13.5)	(14.7)
INSS ("Brazilian Social Security") [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	307.9	280.4
Other [Member]
RecoverableTaxesLineItems [Line Items]
Current tax assets	155.8	123.9
Provision for losses	R$ (4.0)	R$ (4.4)	R$ (6.7)